Annual Fund Operating Expenses	12 Months Ended
	Dec. 31, 2013
Vanguard Value Index Fund - Investor Shares | Vanguard Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.24%
Vanguard Growth Index Fund - Investor Shares | Vanguard Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.24%
Vanguard 500 Index Fund - Investor Shares | Vanguard 500 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.17%
Vanguard Small-Cap Index Fund - Investor Shares | Vanguard Small-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.24%
Vanguard Total Stock Market Index Fund - Investor Shares | Vanguard Total Stock Market Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.17%
Vanguard Extended Market Index Fund - Investor Shares | Vanguard Extended Market Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.24%	[1],[2]
Vanguard Large-Cap Index Fund - Investor Shares | Vanguard Large-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.24%
Vanguard Value Index Fund - Admiral Shares | Vanguard Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%
Vanguard Growth Index Fund - Admiral Shares | Vanguard Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%
Vanguard 500 Index Fund - Admiral Shares | Vanguard 500 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.05%
Vanguard Small-Cap Index Fund - Admiral Shares | Vanguard Small-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%
Vanguard Total Stock Market Index Fund - Admiral Shares | Vanguard Total Stock Market Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.05%
Vanguard Extended Market Index Fund - Admiral Shares | Vanguard Extended Market Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%
Vanguard Large-Cap Index Fund - Institutional Shares | Vanguard Large-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%
Vanguard Mid-Cap Growth Index Fund - Investor Shares | Vanguard Mid-Cap Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.24%
Vanguard Mid-Cap Value Index Fund - Investor Shares | Vanguard Mid-Cap Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.24%
Vanguard Total Stock Market Index Fund - Institutional Shares | Vanguard Total Stock Market Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.02%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.04%
Vanguard Extended Market Index Fund - Institutional Shares | Vanguard Extended Market Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%	[1]
Vanguard Small-Cap Index Fund - Institutional Shares | Vanguard Small-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%
Vanguard Mid-Cap Index Fund - Investor Shares | Vanguard Mid-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.24%
Vanguard Small-Cap Value Index Fund - Investor Shares | Vanguard Small-Cap Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.24%	[3]
Vanguard Small-Cap Growth Index Fund - Investor Shares | Vanguard Small-Cap Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.24%
Vanguard Mid-Cap Index Fund - Institutional Shares | Vanguard Mid-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%
Vanguard Small-Cap Value Index Fund - Institutional Shares | Vanguard Small-Cap Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%	[3]
Vanguard Small-Cap Growth Index Fund - Institutional Shares | Vanguard Small-Cap Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%
Vanguard Value Index Fund - Institutional Shares | Vanguard Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.08%
Vanguard Growth Index Fund - Institutional Shares | Vanguard Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%
Vanguard Mid-Cap Growth Index Fund - ETF Shares | Vanguard Mid-Cap Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Mid-Cap Value Index Fund - ETF Shares | Vanguard Mid-Cap Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Small-Cap Value Index Fund - ETF Shares | Vanguard Small-Cap Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%	[3]
Vanguard Small-Cap Growth Index Fund - ETF Shares | Vanguard Small-Cap Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Mid-Cap Index Fund - ETF Shares | Vanguard Mid-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%
Vanguard Large-Cap Index Fund - ETF Shares | Vanguard Large-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%
Vanguard Extended Market Index Fund - ETF Shares | Vanguard Extended Market Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%	[1]
Vanguard Value Index Fund - ETF Shares | Vanguard Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Growth Index Fund - ETF Shares | Vanguard Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard 500 Index Fund - ETF Shares | Vanguard 500 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.05%
Vanguard Small-Cap Index Fund - ETF Shares | Vanguard Small-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Total Stock Market Index Fund - ETF Shares | Vanguard Total Stock Market Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.05%
Vanguard 500 Index Fund - Signal Shares | Vanguard 500 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.05%
Vanguard Total Stock Market Index Fund - Signal Shares | Vanguard Total Stock Market Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.02%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.05%
Vanguard Extended Market Index Fund - Signal Shares | Vanguard Extended Market Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%	[1]
Vanguard Large-Cap Index Fund - Signal Shares | Vanguard Large-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Mid-Cap Index Fund - Signal Shares | Vanguard Mid-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Small-Cap Index Fund - Signal Shares | Vanguard Small-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Value Index Fund - Signal Shares | Vanguard Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Growth Index Fund - Signal Shares | Vanguard Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%
Vanguard Mid-Cap Index Fund - Institutional Plus Shares | Vanguard Mid-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.06%
Vanguard Extended Market Index Fund - Institutional Plus Shares | Vanguard Extended Market Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.06%
Vanguard Small-Cap Index Fund - Institutional Plus Shares | Vanguard Small-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.06%
Vanguard Large-Cap Index Fund - Admiral Shares | Vanguard Large-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%
Vanguard Mid-Cap Growth Index Fund - Admiral Shares | Vanguard Mid-Cap Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%
Vanguard Mid-Cap Value Index Fund - Admiral Shares | Vanguard Mid-Cap Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%
Vanguard Mid-Cap Index Fund - Admiral Shares | Vanguard Mid-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%
Vanguard Small-Cap Value Index Fund - Admiral Shares | Vanguard Small-Cap Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%	[3]
Vanguard Small-Cap Growth Index Fund - Admiral Shares | Vanguard Small-Cap Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.09%

[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund|s benchmark index no longer includes business development companies.
[2]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.
[3]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.